Notes Payable and Other Debt - Details of Long-term Debt (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 55,785	$ 55,824	$ 56,876
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount	30,875	31,104	31,996
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	13,096	13,139	13,298
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	616	628	650
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount	6,500	6,500	6,616
Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount	3,593	3,631	3,777
Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount	30,875	31,104
Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	13,096	13,139
Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	616	628	650
Bonds | Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount	6,500	6,500	6,616
Other Debt
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 1,105	$ 822	539
Orix Real Estate Capital | The Pavilion Care Center | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, maturity date	Dec. 01, 2027	Dec. 01, 2027
Fixed interest rate (as a percent)	4.16%	4.16%
Debt instrument, outstanding amount	$ 956	$ 986	1,105
Orix Real Estate Capital | Hearth And Care Of Greenfield | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, maturity date	Aug. 01, 2038	Aug. 01, 2038
Fixed interest rate (as a percent)	4.20%	4.20%
Debt instrument, outstanding amount	$ 1,902	$ 1,920	1,992
Midland State Bank | Woodland Manor | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, maturity date	Oct. 01, 2044	Oct. 01, 2044
Fixed interest rate (as a percent)	3.75%	3.75%
Debt instrument, outstanding amount	$ 4,935	$ 4,968	5,094
Midland State Bank | Glenvue Health And Rehabilitation | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, maturity date	Oct. 01, 2044	Oct. 01, 2044
Fixed interest rate (as a percent)	3.75%	3.75%
Debt instrument, outstanding amount	$ 7,662	$ 7,712	7,909
Midland State Bank | Georgetown Health | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, maturity date	Oct. 01, 2046	Oct. 01, 2046
Fixed interest rate (as a percent)	2.98%	2.98%
Debt instrument, outstanding amount	$ 3,372	$ 3,394	3,480
KeyBank | Other Debt
Debt Instrument [Line Items]
Debt instrument, maturity date	Aug. 25, 2021	Aug. 25, 2021
Fixed interest rate (as a percent)	0.00%	0.00%
Debt instrument, outstanding amount	$ 495	$ 495	495
KeyBank | Autumn Breeze Facility | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 01, 2045	Jan. 01, 2045
Fixed interest rate (as a percent)	3.65%	3.65%
Debt instrument, outstanding amount	$ 6,660	$ 6,705	6,876
KeyBank | Sumter Valley | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 01, 2047	Jan. 01, 2047
Fixed interest rate (as a percent)	3.70%	3.70%
Debt instrument, outstanding amount	$ 5,388	$ 5,419	5,540
Metro City Bank | Coosa Valley Health Care | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, maturity date	Sep. 30, 2035	Sep. 30, 2035
Fixed interest rate (as a percent)	5.50%	5.50%
Debt instrument, outstanding amount	$ 5,149	$ 5,149	5,212
Metro City Bank | Coosa Valley Health Care | Senior Debt Obligations | Senior debt - guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Basis spread	1.50%	1.50%
Basis spread	1.50%	1.50%
Community Bank | Mountain Trace Rehab | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, maturity date	Feb. 24, 2037	Feb. 24, 2037
Fixed interest rate (as a percent)	5.75%	5.75%
Debt instrument, outstanding amount	$ 3,954	$ 3,972	4,009
Community Bank | Mountain Trace Rehab | Senior Debt Obligations | Senior debt - guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Basis spread	1.75%	1.75%
Basis spread	1.75%	1.75%
Cadence Bank, NA | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, maturity date	Jul. 27, 2036	Jul. 27, 2036
Fixed interest rate (as a percent)	6.00%	6.00%
Debt instrument, outstanding amount	$ 3,993	$ 4,018	4,077
Cadence Bank, NA | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Basis spread	1.50%	1.50%
Basis spread	1.50%	1.50%
Cadence Bank, NA | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, maturity date	Jul. 27, 2036	Jul. 27, 2036
Fixed interest rate (as a percent)	5.50%	5.50%
Debt instrument, outstanding amount	$ 616	$ 628	650
Cadence Bank, NA | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by SBA | Prime Rate
Debt Instrument [Line Items]
Basis spread	2.25%	2.25%
Basis spread	2.25%	2.25%
City of Springfield | Eaglewood Care Center | Bonds | Bonds Series A
Debt Instrument [Line Items]
Debt instrument, maturity date	May 01, 2042	May 01, 2042
Fixed interest rate (as a percent)	7.65%	7.65%
Debt instrument, outstanding amount	$ 6,379	$ 6,379	6,379
City of Springfield | Eaglewood Care Center | Bonds | Bond Series B
Debt Instrument [Line Items]
Debt instrument, maturity date	May 01, 2021	May 01, 2021
Fixed interest rate (as a percent)	8.50%	8.50%
Debt instrument, outstanding amount	$ 121	$ 121	237
Exchange Bank of Alabama | Meadowood
Debt Instrument [Line Items]
Debt instrument, maturity date	May 01, 2022	May 01, 2022
Debt Instrument Interest Rate Effective Percentage	4.50%	4.50%
Exchange Bank of Alabama | Meadowood | Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 3,593	$ 3,631	3,777
First Insurance Funding | Other Debt
Debt Instrument [Line Items]
Debt instrument, maturity date	Mar. 01, 2021	Mar. 01, 2021
Fixed interest rate (as a percent)	2.38%	2.38%
Debt instrument, outstanding amount		$ 94	27
FountainHead Commercial Capital - PPP Loan
Debt Instrument [Line Items]
Debt instrument, maturity date	Apr. 16, 2022	Apr. 16, 2022
Fixed interest rate (as a percent)	1.00%	1.00%
Debt instrument, outstanding amount	$ 229	$ 229
Marlin Covington Finance | Other Debt
Debt Instrument [Line Items]
Debt instrument, maturity date	Mar. 11, 2021	Mar. 11, 2021
Fixed interest rate (as a percent)	20.17%	20.17%
Debt instrument, outstanding amount		$ 4	$ 17
Servarus Financial Inc. | Other Debt
Debt Instrument [Line Items]
Debt instrument, maturity date	Nov. 01, 2021
Fixed interest rate (as a percent)	5.18%
Debt instrument, outstanding amount	$ 381